Transactions with related parties - DWM (Details) - USD ($)			3 Months Ended	6 Months Ended
	Mar. 01, 2022	Nov. 29, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Management fees				$ 411,000
Due to related parties				210,000	$ 59,000
Diana Wilhelmsen Management Limited | Management fees to related party
Related Party Transaction [Line Items]
Management fees				342,000
Diana Wilhelmsen Management Limited | Voyage expenses
Related Party Transaction [Line Items]
Management fees				102,000
Diana Wilhelmsen Management Limited | Management services
Related Party Transaction [Line Items]
Variable fee on hire and on freight		1.25%
Threshold term for termination of agreement with prior written notice		3 months
Management fees			$ 0	444,000
Due to related parties				$ 2,000	$ 6,000
Diana Wilhelmsen Management Limited | Monthly fee if vessel is employed or available for employment
Related Party Transaction [Line Items]
Management fees	$ 18,500
Diana Wilhelmsen Management Limited | Monthly fee if vessel is employed or available for employment | Management services
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel		$ 20,000
Diana Wilhelmsen Management Limited | Monthly fee if vessel is laid-up and not available for employment for at least 15 calendar days of such month
Related Party Transaction [Line Items]
Management fees	$ 9,250
Diana Wilhelmsen Management Limited | Monthly fee if vessel is laid-up and not available for employment for at least 15 calendar days of such month | Management services
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel		$ 10,000